FINANCIAL INSTRUMENTS - Inputs to valuation model (Details) $ in Thousands	Dec. 31, 2022 USD ($) Y	Dec. 31, 2021 Y	Jan. 25, 2021 USD ($)
Term of option
Financial instruments
Significant unobservable input		4.67
Put option to non-controlling interests
Financial instruments
Underlying asset value | $	$ 35,541		$ 39,496
Put option to non-controlling interests | Expected volatility of share price | Minimum
Financial instruments
Significant unobservable input	0.367		42.0
Put option to non-controlling interests | Expected volatility of share price | Maximum
Financial instruments
Significant unobservable input	0.392		43.2
Put option to non-controlling interests | Discount rate
Financial instruments
Significant unobservable input	0.15		0.144
Put option to non-controlling interests | Risk-free interest rate
Financial instruments
Significant unobservable input	0.0368		0.0048
Put option to non-controlling interests | Term of option
Financial instruments
Significant unobservable input	3.67